PGIM S&P 500 Buffer 12 ETF - September
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 101.1%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $56,943)(wb)	56,943	$56,943
Options Purchased*~ 100.4%
(cost $7,573,665)		8,093,589

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.1% (cost $7,630,608)		8,150,532
Options Written*~ (1.1)%
(premiums received $200,709)		(89,051)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $7,429,899)		8,061,481
Liabilities in excess of other assets(z) (0.0)%		(1,803)

Net Assets 100.0%		$8,059,678

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$5.64		129		13	$8,082,237
SPDR S&P 500 ETF Trust	Put	08/29/25	$563.68		129		13	11,352
Total Options Purchased (cost $7,573,665)								$8,093,589
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	08/29/25	$639.21		129		13	$(85,155)
SPDR S&P 500 ETF Trust	Put	08/29/25	$496.04		129		13	(3,896)
Total Options Written (premiums received $200,709)								$(89,051)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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